Lease liabilities and right-of-use assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Schedule of Contractual Maturities Lease Liabilities and Right of Use Assets

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of 31 March 2025 and 30 June 2024:

Right-of-use assets	Unaudited 31 March 2025	30 June 2024
At cost	$1,347,718	$1,347,718
Less accumulated amortisation	(475,340)	(403,298)
Total	$872,378	$944,420

	31 March 2025	30 June 2024
Lease liabilities
Within 1 year (Current)	$89,109	$89,109
After 1 year but within 2 years	80,750	80,750
After 2 years but within 5 years	224,930	224,930
After 5 years	506,833	573,667
Non-current	812,513	879,347
Total	$901,622	$968,456

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of June 30, 2024 and 2023:

Right-of-use assets	2024	2023
		Restated
At cost	$1,347,718	$1,347,718
Less accumulated amortisation	(403,298)	(307,245)
Total	$944,420	$1,040,472

	2024	2023
		Restated
Lease liabilities
Within 1 year (Current)	$89,109	$82,386
After 1 year but within 2 years	80,750	92,405
After 2 years but within 5 years	224,930	227,744
After 5 years	573,667	651,603
Non-current	879,347	971,752
Total	$968,456	$1,054,138